UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5914
                                   --------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 12/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

[PHOTO OMITTED]


--------------------------------------------------------------------------------
                  ANNUAL REPORT AND SHAREHOLDER LETTER | GLOBAL
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                    TEMPLETON                         FASTER VIA EMAIL?
           GLOBAL OPPORTUNITIES TRUST                 Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------




                                     [LOGO]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.








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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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[PHOTO OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER .......................  1

ANNUAL REPORT

Templeton Global Opportunities Trust .....  4

Performance Summary ......................  8

Financial Highlights and
Statement of Investments ................. 11

Financial Statements ..................... 19

Notes to Financial Statements ............ 22

Independent Auditors' Report ............. 28

Tax Designation .......................... 29

Board Members and Officers ............... 32

Proxy Voting Policies and Procedures ..... 38

--------------------------------------------------------------------------------

Regulatory Update

AS OF FEBRUARY 12, 2004

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, including the Fund and other funds, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Company may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."


                                               Not part of the annual report | 3

Annual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.




We are pleased to bring you this annual report for Templeton Global Opportunities Trust for the fiscal year ended December 31, 2003.


PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A posted a 36.74% one-year cumulative total return as of December 31, 2003, as shown in the Performance Summary beginning on page 8. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index (the Index), which posted a 34.63% cumulative total return for the same period. 1


ECONOMIC AND MARKET OVERVIEW

In spring 2003, the end of major conflict in Iraq coincided with the start of a global equity market rally that produced the strongest annual total returns since 1986. The rally's main catalyst was an improving global economy, underpinned by expansionary fiscal and monetary policies, corporate restructuring and consolidation, and more than two years of declining equity valuations that created potential opportunities in Asia, Europe and the Americas.

In many countries, including the U.S., China and Japan, gross domestic product
(GDP) growth accelerated in 2003, particularly in the second half of the year. In the U.S., GDP grew at annualized rates of 3.1% and 8.2% in the second and third quarters. Over the same periods, consumer spending rose at annualized rates of 3.3% and 6.9% spurred largely by tax cuts, car-buying incentives and mortgage



[EDGAR REPRESENTATION OF BAR CHART]
[GRAPHIC OMITTED]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 12/31/03

Europe                                        39.1%
Asia                                          28.8%
North America                                 23.0%
Australia & New Zealand                        4.7%
Latin America                                  2.2%
Middle East & Africa                           0.7%
Short-Term Investments & Other Net Assets      1.5%



1. Source: Standard & Poor's Micropal. The unmanaged Index is market capitalization-weighted and measures total returns (dividends are reinvested) of equity securities available to foreign (non-local) investors in developed and emerging markets globally. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.



4 |  Annual Report
refinancing, as interest rates remained at the lowest level in more than four decades. Industrial production increased in the U.S., China, Japan and South Korea in the second half of the year, as did consumer sentiment in the U.S., U.K., Germany and Sweden, and business sentiment in the U.S., Australia, Germany and Japan. In short, a synchronized global economic recovery gained momentum in the second half of 2003.

Further evidence of this recovery was the continued rise in the prices of base metals and other commodities. This was due, in part, to greater demand in China. On December 31, 2003, contracts for aluminum and other metals such as silver, gold, copper and zinc were anywhere from 19% to 50% higher than 12 months before.2 While gold crossed the $400-an-ounce threshold for the first time in more than seven years, such agricultural commodities as cotton and soybeans gained approximately 40%.2 Despite rising commodities prices, global inflation remained subdued throughout the year.

In 2003, the value of the U. S. dollar fell against most major currencies, including a 17% decline versus the euro.3 While the decline magnified top-line and earnings-per-share growth in the U.S., it had the opposite effect in Europe. The dollar decline also benefited U.S. investors in international equities because it increased the returns of investments denominated in currencies that appreciated against the dollar, such as the euro. Although the dollar's decline significantly affected equity market returns, it was not the only reason for the past year's gains. Equity markets in many countries, including emerging market countries, produced stronger gains than the U.S. equity market, even in their local currencies. These countries benefited from improving economic and financial market conditions in 2003.


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.



TOP 10 COUNTRIES
Based on Equity Securities as of 12/31/03

--------------------------------------
                           % OF TOTAL
                           NET ASSETS
--------------------------------------
  U.S.                          19.9%
--------------------------------------
  U.K.                           9.9%
--------------------------------------
  Japan                          7.5%
--------------------------------------
  South Korea                    7.0%
--------------------------------------
  Germany                        6.5%
--------------------------------------
  China                          6.2%
--------------------------------------
  Netherlands                    5.5%
--------------------------------------
  France                         5.3%
--------------------------------------
  Hong Kong                      4.3%
--------------------------------------
  Spain                          3.8%
--------------------------------------



2. Source: Reuters, Commodity Research Bureau Index; London Metal Exchange.
3. Source: European Central Bank.



                                                               Annual Report | 5

MANAGER'S DISCUSSION

As we consistently applied our investment strategy throughout the year under review, several factors positively impacted the Fund's performance. For example, our decision to significantly overweight the electric utilities sector -- at 6.0% of total net assets on December 31, 2003, versus 3.5% for the Index -- proved beneficial as utilities turned in a strong performance in 2003. Our stock selections among utilities companies boosted total returns due to company-specific reasons. For instance, in 2003 the share price of Germany's E.ON rose more than 67% in U.S. dollar terms due largely to restructuring efforts and improved power pricing across Europe.

Similarly, our decision to overweight energy-related (oil and gas) stocks relative to the Index, at 8.3% of total net assets at period-end compared with the benchmark's 6.8%, worked out very well. Among our carefully selected oil and gas holdings, key contributors to the Fund's returns included shares of PetroChina, which rose 211% in U.S. dollar terms in 2003. China's demand for energy continued to grow strongly as its economy accelerated at one of the world's fastest rates in 2003. Finland's Fortum also performed well and appreciated more than 64%, in U.S. dollar terms, for the year.

After weak performance in 2002, Germany's stock market staged a broad-based recovery in 2003 and rose more than 64% in U.S.-dollar terms according to the MSCI Germany Index.4 We held a significant overweighting in German stocks compared with the Index that contributed significantly to the Fund's total returns. The portfolio's Germany weighting fell from 9.4% of total net assets at the beginning of the year to 6.5% by period-end as we took profits in some of our German holdings, including E.ON and Merck KGAA. Still, it remained a much larger allocation than the Index's 2.7% on December 31, 2003.

Despite the positive results in 2003, there were some detractors to the Fund's overall performance. For example, consumer discretionary stocks contributed less to the Fund's return than to the Index's performance because of our underweighted position relative to the Index. 5



TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 12/31/03

------------------------------------------------
                                      % OF TOTAL
                                      NET ASSETS
------------------------------------------------
  Pharmaceuticals                           8.5%
------------------------------------------------
  Oil & Gas                                 8.3%
------------------------------------------------
  Commercial Banks                          8.1%
------------------------------------------------
  Diversified Telecommunication Services    6.9%
------------------------------------------------
  Insurance                                 6.5%
------------------------------------------------
  Electric Utilities                        6.0%
------------------------------------------------
  Electronic Equipment & Instruments        3.3%
------------------------------------------------
  Software                                  3.3%
------------------------------------------------
  Health Care Providers & Services          3.2%
------------------------------------------------
  Food Products                             3.1%
------------------------------------------------


TOP 10 EQUITY HOLDINGS
12/31/03

------------------------------------------------
  COMPANY                             % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY            NET ASSETS
------------------------------------------------
  Akzo Nobel NV                             1.8%
   CHEMICALS, NETHERLANDS
------------------------------------------------
  Koninklijke Philips Electronics NV        1.7%
   HOUSEHOLD DURABLES, NETHERLANDS
------------------------------------------------
  Aventis SA                                1.7%
   PHARMACEUTICALS, FRANCE
------------------------------------------------
  Repsol YPF SA                             1.7%
   OIL & GAS, SPAIN
------------------------------------------------
  Abbott Laboratories                       1.7%
   PHARMACEUTICALS, U.S.
------------------------------------------------
  E.ON AG                                   1.7%
   ELECTRIC UTILITIES, GERMANY
------------------------------------------------
  Cheung Kong Holdings Ltd.                 1.5%
   REAL ESTATE, HONG KONG
------------------------------------------------
  PetroChina Co. Ltd., H                    1.5%
   OIL & GAS, CHINA
------------------------------------------------
  Korea Electric Power Corp., ord., ADR     1.5%
   ELECTRIC UTILITIES, SOUTH KOREA
------------------------------------------------
  DBS Group Holdings Ltd.                   1.5%
   COMMERCIAL BANKS, SINGAPORE
------------------------------------------------


4. Source: Standard & Poor's Micropal. The MSCI Germany Index is an equity index calculated by Morgan Stanley Capital International. The index measures the total returns (gross dividends are reinvested) of equity securities in Germany. Securities included in the index are weighted according to their market capitalization (shares outstanding times price).

5. Consumer discretionary stocks comprise auto components, automobiles, household durables, textiles, apparel and luxury goods, media, multiline retail and specialty retail in the SOI.



6 |  Annual Report

On a stock-specific basis, one of the Fund's worst performers was France's Alstom, within the electrical equipment sector. Alstom's share price fell 59% in U.S. dollar terms for the year due to financial troubles that eventually required a French government bailout. Following our strategy, we deemed it too risky and liquidated the entire position in the latter half of the reporting period.

We thank you for your interest in Templeton Global Opportunities Trust, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.







[PHOTO OF GUANG YANG OMITTED]

/S/Guang Yang

Guang Yang, CFA
Portfolio Manager
Templeton Global Opportunities Trust




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                               Annual Report | 7

Performance Summary as of 12/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          12/31/03         12/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.61            $13.81           $10.20
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1170
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          12/31/03         12/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.57            $13.72           $10.15
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0384
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          12/31/03         12/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.55            $13.66           $10.11
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-12/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0325
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              36.74%          19.89%            83.48%
---------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          28.90%           2.48%             5.63%
---------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $12,890         $11,301           $17,295
---------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR          5-YEAR    INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              35.70%          16.06%            16.06%
---------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          31.70%           2.69%             2.69%
---------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $13,170         $11,418           $11,418
---------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR    INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              35.58%          15.52%            71.78%
---------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          33.27%           2.72%             6.32%
---------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $13,327         $11,434           $17,011
---------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



8 |  Past performance does not guarantee future results.  |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    12/31/03
--------------------------------------
  1-Year                       28.90%
--------------------------------------
  5-Year                        2.48%
--------------------------------------
  10-Year                       5.63%
--------------------------------------

  CLASS A (1/1/94-12/31/03)
  [LINE GRAPH OMITTED]
                Templeton Global         MSCI AC World
                Opportunities Trust      Free Index 4
  01/01/94       $9,426                  $10,000
  01/31/94       $9,948                  $10,663
  02/28/94       $9,615                  $10,509
  03/31/94       $9,017                  $10,037
  04/30/94       $9,131                  $10,310
  05/31/94       $9,195                  $10,371
  06/30/94       $8,869                  $10,320
  07/31/94       $9,315                  $10,549
  08/31/94       $9,676                  $10,924
  09/30/94       $9,634                  $10,668
  10/31/94       $9,627                  $10,941
  11/30/94       $9,187                  $10,466
  12/31/94       $9,048                  $10,503
  01/31/95       $8,804                  $10,289
  02/28/95       $9,041                  $10,399
  03/31/95       $9,087                  $10,875
  04/30/95       $9,449                  $11,271
  05/31/95       $9,811                  $11,395
  06/30/95      $10,066                  $11,398
  07/31/95      $10,490                  $11,949
  08/31/95      $10,212                  $11,687
  09/30/95      $10,482                  $12,009
  10/31/95      $10,004                  $11,808
  11/30/95      $10,081                  $12,180
  12/31/95      $10,204                  $12,546
  01/31/96      $10,723                  $12,825
  02/29/96      $10,888                  $12,879
  03/31/96      $11,012                  $13,077
  04/30/96      $11,408                  $13,396
  05/31/96      $11,565                  $13,410
  06/30/96      $11,466                  $13,484
  07/31/96      $10,904                  $12,980
  08/31/96      $11,292                  $13,140
  09/30/96      $11,631                  $13,625
  10/31/96      $11,805                  $13,680
  11/30/96      $12,490                  $14,411
  12/31/96      $12,673                  $14,203
  01/31/97      $13,201                  $14,441
  02/28/97      $13,402                  $14,638
  03/31/97      $13,331                  $14,345
  04/30/97      $13,579                  $14,806
  05/31/97      $14,385                  $15,689
  06/30/97      $14,908                  $16,492
  07/31/97      $15,616                  $17,238
  08/31/97      $14,934                  $16,028
  09/30/97      $16,059                  $16,883
  10/31/97      $14,775                  $15,878
  11/30/97      $14,589                  $16,121
  12/31/97      $14,514                  $16,332
  01/31/98      $14,154                  $16,692
  02/28/98      $14,903                  $17,834
  03/31/98      $15,625                  $18,595
  04/30/98      $15,799                  $18,769
  05/31/98      $15,258                  $18,413
  06/30/98      $15,171                  $18,745
  07/31/98      $15,355                  $18,751
  08/31/98      $12,902                  $16,124
  09/30/98      $12,795                  $16,444
  10/31/98      $13,607                  $17,946
  11/30/98      $14,331                  $19,036
  12/31/98      $14,426                  $19,920
  01/31/99      $14,328                  $20,327
  02/28/99      $13,953                  $19,816
  03/31/99      $14,891                  $20,707
  04/30/99      $15,930                  $21,602
  05/31/99      $15,247                  $20,839
  06/30/99      $15,930                  $21,876
  07/31/99      $15,746                  $21,787
  08/31/99      $15,573                  $21,761
  09/30/99      $15,308                  $21,526
  10/31/99      $15,756                  $22,616
  11/30/99      $16,714                  $23,319
  12/31/99      $18,346                  $25,262
  01/31/00      $17,403                  $23,899
  02/29/00      $17,875                  $23,980
  03/31/00      $18,578                  $25,556
  04/30/00      $17,733                  $24,410
  05/31/00      $18,011                  $23,777
  06/30/00      $18,913                  $24,582
  07/31/00      $18,717                  $23,860
  08/31/00      $19,122                  $24,602
  09/30/00      $18,207                  $23,251
  10/31/00      $17,791                  $22,796
  11/30/00      $17,386                  $21,384
  12/31/00      $17,767                  $21,741
  01/31/01      $17,949                  $22,291
  02/28/01      $17,403                  $20,415
  03/31/01      $16,296                  $19,041
  04/30/01      $17,139                  $20,428
  05/31/01      $17,078                  $20,200
  06/30/01      $16,834                  $19,581
  07/31/01      $16,614                  $19,273
  08/31/01      $16,309                  $18,387
  09/30/01      $14,905                  $16,707
  10/31/01      $15,210                  $17,062
  11/30/01      $16,065                  $18,112
  12/31/01      $16,173                  $18,281
  01/31/02      $15,633                  $17,781
  02/28/02      $15,486                  $17,650
  03/31/02      $16,295                  $18,447
  04/30/02      $15,890                  $17,863
  05/31/02      $16,160                  $17,888
  06/30/02      $15,054                  $16,796
  07/31/02      $13,850                  $15,388
  08/31/02      $13,751                  $15,428
  09/30/02      $11,883                  $13,735
  10/31/02      $12,547                  $14,747
  11/30/02      $13,383                  $15,554
  12/31/02      $12,649                  $14,812
  01/31/03      $12,351                  $14,380
  02/28/03      $11,805                  $14,128
  03/31/03      $11,470                  $14,074
  04/30/03      $12,690                  $15,331
  05/31/03      $13,722                  $16,223
  06/30/03      $13,984                  $16,535
  07/31/03      $14,332                  $16,902
  08/31/03      $14,892                  $17,303
  09/30/03      $14,879                  $17,414
  10/31/03      $15,750                  $18,470
  11/30/03      $16,061                  $18,753
  12/31/03      $17,295                  $19,942


--------------------------------------
AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS B                    12/31/03
--------------------------------------
  1-Year                       31.70%
--------------------------------------
  5-Year                        2.69%
--------------------------------------
  Since Inception (1/1/99)      2.69%
--------------------------------------


  CLASS B (1/1/99-12/31/03)
  [LINE GRAPH OMITTED]
             Templeton Global Opportunities Trust    MSCI AC World Free Index 4
  01/01/99   $10,000                                 $10,000
  01/31/99    $9,925                                 $10,204
  02/28/99    $9,658                                  $9,948
  03/31/99   $10,301                                 $10,395
  04/30/99   $11,014                                 $10,844
  05/31/99   $10,534                                 $10,461
  06/30/99   $11,000                                 $10,982
  07/31/99   $10,866                                 $10,937
  08/31/99   $10,746                                 $10,924
  09/30/99   $10,548                                 $10,806
  10/31/99   $10,852                                 $11,354
  11/30/99   $11,509                                 $11,706
  12/31/99   $12,631                                 $12,682
  01/31/00   $11,979                                 $11,998
  02/29/00   $12,327                                 $12,038
  03/31/00   $12,812                                 $12,830
  04/30/00   $12,220                                 $12,254
  05/31/00   $12,412                                 $11,936
  06/30/00   $13,020                                 $12,341
  07/31/00   $12,884                                 $11,978
  08/31/00   $13,149                                 $12,351
  09/30/00   $12,516                                 $11,672
  10/31/00   $12,220                                 $11,444
  11/30/00   $11,939                                 $10,735
  12/31/00   $12,190                                 $10,914
  01/31/01   $12,307                                 $11,190
  02/28/01   $11,923                                 $10,249
  03/31/01   $11,161                                  $9,559
  04/30/01   $11,733                                 $10,255
  05/31/01   $11,682                                 $10,141
  06/30/01   $11,506                                  $9,830
  07/31/01   $11,354                                  $9,675
  08/31/01   $11,136                                  $9,230
  09/30/01   $10,178                                  $8,387
  10/31/01   $10,371                                  $8,566
  11/30/01   $10,943                                  $9,092
  12/31/01   $11,018                                  $9,178
  01/31/02   $10,640                                  $8,926
  02/28/02   $10,539                                  $8,861
  03/31/02   $11,076                                  $9,261
  04/30/02   $10,790                                  $8,967
  05/31/02   $10,967                                  $8,980
  06/30/02   $10,218                                  $8,432
  07/31/02    $9,393                                  $7,725
  08/31/02    $9,317                                  $7,745
  09/30/02    $8,046                                  $6,895
  10/31/02    $8,492                                  $7,403
  11/30/02    $9,048                                  $7,808
  12/31/02    $8,553                                  $7,436
  01/31/03    $8,342                                  $7,219
  02/28/03    $7,971                                  $7,092
  03/31/03    $7,743                                  $7,065
  04/30/03    $8,555                                  $7,696
  05/31/03    $9,248                                  $8,144
  06/30/03    $9,417                                  $8,301
  07/31/03    $9,645                                  $8,485
  08/31/03   $10,017                                  $8,686
  09/30/03   $10,000                                  $8,742
  10/31/03   $10,583                                  $9,272
  11/30/03   $10,786                                  $9,414
  12/31/03   $11,418                                 $10,011



         Annual Report | Past performance does not guarantee future results. | 9

--------------------------------------
AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
CLASS C                      12/31/03
--------------------------------------
1-Year                         33.27%
--------------------------------------
5-Year                          2.72%
--------------------------------------
Since Inception (5/1/95)        6.32%
--------------------------------------

CLASS C (5/1/95-12/31/03)
[LINE GRAPH OMITTED]

           Templeton Global Opportunities Trust     MSCI AC World Free Index 4
05/01/95    $9,903                                  $10,000
05/31/95   $10,275                                  $10,110
06/30/95   $10,533                                  $10,113
07/31/95   $10,969                                  $10,602
08/31/95   $10,679                                  $10,370
09/30/95   $10,953                                  $10,655
10/31/95   $10,452                                  $10,477
11/30/95   $10,517                                  $10,807
12/31/95   $10,639                                  $11,132
01/31/96   $11,174                                  $11,379
02/29/96   $11,346                                  $11,427
03/31/96   $11,467                                  $11,603
04/30/96   $11,864                                  $11,886
05/31/96   $12,020                                  $11,898
06/30/96   $11,916                                  $11,964
07/31/96   $11,329                                  $11,517
08/31/96   $11,718                                  $11,659
09/30/96   $12,063                                  $12,089
10/31/96   $12,236                                  $12,138
11/30/96   $12,945                                  $12,787
12/31/96   $13,116                                  $12,601
01/31/97   $13,658                                  $12,813
02/28/97   $13,858                                  $12,987
03/31/97   $13,775                                  $12,728
04/30/97   $14,024                                  $13,136
05/31/97   $14,855                                  $13,920
06/30/97   $15,390                                  $14,633
07/31/97   $16,110                                  $15,294
08/31/97   $15,390                                  $14,221
09/30/97   $16,544                                  $14,980
10/31/97   $15,215                                  $14,088
11/30/97   $15,012                                  $14,303
12/31/97   $14,919                                  $14,491
01/31/98   $14,535                                  $14,810
02/28/98   $15,302                                  $15,823
03/31/98   $16,032                                  $16,498
04/30/98   $16,202                                  $16,653
05/31/98   $15,641                                  $16,337
06/30/98   $15,540                                  $16,631
07/31/98   $15,721                                  $16,637
08/31/98   $13,194                                  $14,306
09/30/98   $13,084                                  $14,590
10/31/98   $13,906                                  $15,923
11/30/98   $14,638                                  $16,890
12/31/98   $14,725                                  $17,674
01/31/99   $14,614                                  $18,035
02/28/99   $14,218                                  $17,582
03/31/99   $15,173                                  $18,373
04/30/99   $16,222                                  $19,167
05/31/99   $15,519                                  $18,489
06/30/99   $16,201                                  $19,410
07/31/99   $16,002                                  $19,330
08/31/99   $15,824                                  $19,307
09/30/99   $15,540                                  $19,099
10/31/99   $15,981                                  $20,066
11/30/99   $16,946                                  $20,690
12/31/99   $18,595                                  $22,414
01/31/00   $17,631                                  $21,204
02/29/00   $18,091                                  $21,276
03/31/00   $18,797                                  $22,675
04/30/00   $17,932                                  $21,658
05/31/00   $18,217                                  $21,096
06/30/00   $19,106                                  $21,811
07/31/00   $18,892                                  $21,170
08/31/00   $19,295                                  $21,829
09/30/00   $18,359                                  $20,630
10/31/00   $17,920                                  $20,226
11/30/00   $17,517                                  $18,973
12/31/00   $17,884                                  $19,290
01/31/01   $18,045                                  $19,778
02/28/01   $17,488                                  $18,114
03/31/01   $16,364                                  $16,894
04/30/01   $17,208                                  $18,125
05/31/01   $17,133                                  $17,923
06/30/01   $16,885                                  $17,374
07/31/01   $16,650                                  $17,100
08/31/01   $16,339                                  $16,314
09/30/01   $14,925                                  $14,824
10/31/01   $15,210                                  $15,139
11/30/01   $16,054                                  $16,070
12/31/01   $16,153                                  $16,220
01/31/02   $15,607                                  $15,776
02/28/02   $15,459                                  $15,660
03/31/02   $16,253                                  $16,367
04/30/02   $15,831                                  $15,849
05/31/02   $16,091                                  $15,871
06/30/02   $14,987                                  $14,903
07/31/02   $13,784                                  $13,653
08/31/02   $13,672                                  $13,688
09/30/02   $11,799                                  $12,187
10/31/02   $12,456                                  $13,084
11/30/02   $13,275                                  $13,800
12/31/02   $12,547                                  $13,142
01/31/03   $12,237                                  $12,759
02/28/03   $11,690                                  $12,535
03/31/03   $11,355                                  $12,488
04/30/03   $12,551                                  $13,603
05/31/03   $13,559                                  $14,394
06/30/03   $13,821                                  $14,671
07/31/03   $14,144                                  $14,996
08/31/03   $14,692                                  $15,352
09/30/03   $14,667                                  $15,450
10/31/03   $15,514                                  $16,388
11/30/03   $15,813                                  $16,639
12/31/03   $17,011                                  $17,694


ENDNOTES

THE FUND INVESTS IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. Source: Standard & Poor's Micropal. The MSCI AC World Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in developed and emerging markets globally.




10 |  Past performance does not guarantee future results.  |  Annual Report

Templeton Global Opportunities Trust



FINANCIAL HIGHLIGHTS

                                              -----------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
CLASS A                                         2003      2002      2001      2000      1999
                                              -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......    $10.20    $13.18    $14.63    $17.12    $14.63
                                              -----------------------------------------------
Income from investment operations:
 Net investment income a .................       .11       .11       .18       .12       .25

 Net realized and unrealized gains (losses)     3.62     (2.98)    (1.49)     (.63)     3.53
                                              -----------------------------------------------
Total from investment operations .........      3.73     (2.87)    (1.31)     (.51)     3.78
                                              -----------------------------------------------
Less distributions from:

 Net investment income ...................      (.12)     (.11)     (.09)     (.14)     (.34)

 Net realized gains ......................        --        --      (.05)    (1.84)     (.95)
                                              -----------------------------------------------
Total distributions ......................      (.12)     (.11)     (.14)    (1.98)    (1.29)
                                              -----------------------------------------------
Redemption fee ...........................        --c       --        --        --        --
                                              -----------------------------------------------
Net asset value, end of year .............    $13.81    $10.20    $13.18    $14.63    $17.12
                                              -----------------------------------------------

Total Return b ...........................    36.74%  (21.79)%   (8.97)%   (3.16)%    27.17%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........  $369,776  $304,913  $437,829  $548,290  $682,277

Ratios to average net assets:

 Expenses ................................     1.50%     1.46%     1.41%     1.43%     1.42%

 Net investment income ...................      .97%      .94%      .64%      .78%     1.61%

Portfolio turnover rate ..................    21.47%    26.78%    15.18%    68.21%    48.46%


a Based on average daily shares outstanding.
b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.



                                                              Annual Report | 11

Templeton Global Opportunities Trust

                                                ----------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
CLASS B                                             2003         2002       2001        2000        1999 D
                                                ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........    $10.15       $13.11     $14.58      $17.04      $14.63
                                                ----------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..............       .02          .02       (.02)         --c        .08

 Net realized and unrealized gains (losses) ..      3.59        (2.95)     (1.38)       (.55)       3.58
                                                ----------------------------------------------------------
Total from investment operations .............      3.61        (2.93)     (1.40)       (.55)       3.66
                                                ----------------------------------------------------------
Less distributions from:

 Net investment income .......................      (.04)        (.03)      (.02)       (.07)       (.30)

 Net realized gains ..........................        --           --       (.05)      (1.84)       (.95)
                                                ----------------------------------------------------------
Total distributions ..........................      (.04)        (.03)      (.07)      (1.91)      (1.25)
                                                ----------------------------------------------------------
Redemption fee ...............................        --e          --         --          --          --
                                                ----------------------------------------------------------
Net asset value, end of year .................    $13.72       $10.15     $13.11      $14.58      $17.04
                                                ----------------------------------------------------------

Total return b ...............................    35.70%     (22.38)%    (9.62)%     (3.49)%      26.31%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............    $1,215         $903       $986        $546        $346

Ratios to average net assets:

 Expenses ....................................     2.24%        2.20%      2.15%       2.17%       2.20%

 Net investment income (loss) ................      .23%         .20%     (.15)%      (.02)%        .52%

Portfolio turnover rate ......................    21.47%       26.78%     15.18%      68.21%      48.46%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Actual net investment loss per share was ($.004).
d Effective date of Class B shares was January 1, 1999.
e Amount is less than $0.01 per share.


12 |  Annual Report

Templeton Global Opportunities Trust

                                                       --------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
CLASS C                                                   2003         2002       2001        2000        1999
                                                       --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................    $10.11       $13.02     $14.46      $16.96      $14.50
                                                       --------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ....................       .02          .02       (.01)        .01         .13

 Net realized and unrealized gains (losses) ........      3.56        (2.93)     (1.38)       (.62)       3.50
                                                       --------------------------------------------------------
Total from investment operations ...................      3.58        (2.91)     (1.39)       (.61)       3.63
                                                       --------------------------------------------------------
Less distributions from:

 Net investment income .............................      (.03)          --c        --        (.05)       (.22)

 Net realized gains ................................        --           --       (.05)      (1.84)       (.95)
                                                       --------------------------------------------------------
Total distributions ................................      (.03)                   (.05)      (1.89)      (1.17)
                                                       --------------------------------------------------------
Redemption fee .....................................        --d          --         --          --          --
                                                       --------------------------------------------------------
Net asset value, end of year .......................    $13.66       $10.11     $13.02      $14.46      $16.96
                                                       --------------------------------------------------------
Total return b .....................................    35.58%     (22.33)%    (9.68)%     (3.83)%      26.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $17,009      $14,117    $20,097     $25,067     $32,410

Ratios to average net assets:

 Expenses ..........................................     2.25%        2.21%      2.15%       2.18%       2.16%

 Net investment income (loss) ......................      .22%         .19%     (.11)%        .05%        .87%

Portfolio turnover rate ............................    21.47%       26.78%     15.18%      68.21%      48.46%


a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Actual distribution from net investment income per share was ($.0031).
d Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 13

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003


---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.4%
   AUSTRALIA 2.6%
   Alumina Ltd. ...........................                Metals & Mining                    583,600         $  2,888,913
   Australia & New Zealand
    Banking Group Ltd. ....................               Commercial Banks                    160,560            2,138,816
   Australia & New Zealand
    Banking Group Ltd., 144A ..............               Commercial Banks                     29,192              388,866
   Mayne Group Ltd. .......................       Health Care Providers & Services          1,877,830            4,612,408
                                                                                                              -------------
                                                                                                                10,029,003
                                                                                                              -------------
   BERMUDA 2.4%
   ACE Ltd. ...............................                   Insurance                        94,225            3,902,799
   XL Capital Ltd., A .....................                   Insurance                        69,790            5,412,215
                                                                                                              -------------
                                                                                                                 9,315,014
                                                                                                              -------------
   CANADA .7%
a  Celestica Inc. .........................      Electronic Equipment & Instruments           168,085            2,544,200
                                                                                                              -------------
   CHINA 6.2%
a  China Life Insurance Co. Ltd., H .......                   Insurance                     2,671,000            2,184,663
   China Mobile (Hong Kong) Ltd. ..........      Wireless Telecommunication Services        1,315,500            4,041,253
   China Pharmaceutical
    Enterprise & Investment Corp. Ltd. ....                Pharmaceuticals                  9,462,000            3,016,442
a  China Resources Power Co. Ltd. .........              Electric Utilities                 8,344,000            3,896,002
a  China Resources Power Co. Ltd., 144A ...              Electric Utilities                 1,782,000              832,056
   PetroChina Co. Ltd., H .................                   Oil & Gas                    10,296,000            5,901,541
a  PICC Property & Casualty Co. Ltd., 144A                    Insurance                       182,000               81,463
a  Weiqiao Textile Co. ....................        Textiles Apparel & Luxury Goods          2,234,500            2,820,612
a  Weiqiao Textile Co., 144A ..............        Textiles Apparel & Luxury Goods          1,050,000            1,325,416
                                                                                                              -------------
                                                                                                                24,099,448
                                                                                                              -------------
   FINLAND .7%
   Fortum OYJ .............................              Electric Utilities                   248,525            2,570,516
                                                                                                              -------------
   FRANCE 5.3%
   Aventis SA .............................                Pharmaceuticals                    100,640            6,651,786
   AXA SA .................................                   Insurance                        96,300            2,061,316
   Suez SA ................................      Multi-Utilities & Unregulated Power          235,860            4,739,215
   Total SA, B ............................                   Oil & Gas                        26,977            5,015,653
   Valeo SA ...............................                Auto Components                     53,688            2,150,093
                                                                                                              -------------
                                                                                                                20,618,063
                                                                                                              -------------
   GERMANY 6.5%
   Bayer AG, Br. ..........................                   Chemicals                       116,900            3,450,378
   Celesio AG .............................       Health Care Providers & Services             49,300            2,394,110
   Deutsche Bank AG .......................                Capital Markets                     16,530            1,374,025
   Deutsche Post AG .......................            Air Freight & Logistics                238,000            4,899,294
   E.ON AG ................................              Electric Utilities                    97,880            6,411,338
   Merck KGAA .............................                Pharmaceuticals                     59,510            2,469,575
   Volkswagen AG ..........................                  Automobiles                       76,020            4,252,632
                                                                                                              -------------
                                                                                                                25,251,352
                                                                                                              -------------


14 | Annual Report

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 4.3%
   Bank of East Asia, Ltd. ................               Commercial Banks                     40,400         $    124,110
   Cheung Kong Holdings Ltd. ..............                  Real Estate                      745,000            5,925,569
a  CK Life Sciences
    International (Holdings) Inc. .........                 Biotechnology                      19,800                4,438
   Dickson Concepts International Ltd. ....               Specialty Retail                  2,413,500            1,974,049
   HSBC Holdings PLC ......................               Commercial Banks                    156,800            2,474,110
   Hutchinson Whampoa Ltd., ADR ...........           Industrial Conglomerates                 52,100            1,920,968
   MTR Corp. Ltd. .........................                  Road & Rail                    1,454,500            1,920,324
   Swire Pacific Ltd., A ..................        Diversified Financial Services             398,500            2,458,672
                                                                                                              -------------
                                                                                                                16,802,240
                                                                                                              -------------
   INDIA .7%
   Satyam Computers Services Ltd. .........                  IT Services                      331,900            2,672,295
                                                                                                              -------------
   ISRAEL .7%
a  Check Point Software Technologies Ltd. .                   Software                        166,500            2,800,530
                                                                                                              -------------
   ITALY 2.0%
   Eni SpA ................................                   Oil & Gas                       270,651            5,107,138
a  Telecom Italia SpA, di Risp ............    Diversified Telecommunication Services       1,278,998            2,605,427
                                                                                                              -------------
                                                                                                                 7,712,565
                                                                                                              -------------
   JAPAN 7.5%
   East Japan Railway Co. .................                  Road & Rail                          447            2,106,326
   Hitachi Ltd. ...........................      Electronic Equipment & Instruments           938,000            5,654,082
   Komatsu Ltd. ...........................                   Machinery                       526,000            3,337,501
   Kurita Water Industries Ltd. ...........                   Machinery                       209,000            2,521,573
   NEC Corp. ..............................            Computers & Peripherals                175,000            1,288,374
   NEC Electronics Corp.,144A .............   Semiconductors & Semiconductor Equipment          5,200              380,405
   Nintendo Co. Ltd. ......................                   Software                         33,200            3,097,882
   Nippon Telegraph & Telephone Corp. .....    Diversified Telecommunication Services             400            1,929,645
   Nomura Holdings Inc. ...................                Capital Markets                    324,000            5,517,402
   Sompo Japan Insurance Inc. .............                   Insurance                        44,000              361,706
   Sony Corp. .............................              Household Durables                    82,800            2,866,362
                                                                                                              -------------
                                                                                                                29,061,258
                                                                                                              -------------
   MEXICO 2.2%
   Grupo Aeroportuario del Sureste
    SA de CV, ADR .........................         Transportation Infrastructure             133,400            2,347,840
   Kimberly Clark de Mexico SA de CV, A ...              Household Products                   445,600            1,142,030
   Telefonos de Mexico SA de CV
    (Telmex), L, ADR ......................    Diversified Telecommunication Services         155,520            5,136,826
                                                                                                              -------------
                                                                                                                 8,626,696
                                                                                                              -------------
   NETHERLANDS 5.5%
   Akzo Nobel NV ..........................                   Chemicals                       183,620            7,087,250
   ING Groep NV ...........................        Diversified Financial Services             238,440            5,560,994
   Koninklijke Philips Electronics NV .....              Household Durables                   230,303            6,724,917
   Royal Dutch Petroleum Co. ..............                   Oil & Gas                        41,000            2,161,705
                                                                                                              -------------
                                                                                                                21,534,866
                                                                                                              -------------




                                                              Annual Report | 15

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NEW ZEALAND 2.1%
   Carter Holt Harvey Ltd. ................            Paper & Forest Products              3,141,300         $  3,877,359
   Fisher & Paykel Healthcare Corp. Ltd. ..       Health Care Equipment & Supplies            508,870            4,226,356
                                                                                                              -------------
                                                                                                                 8,103,715
                                                                                                              -------------
   SINGAPORE 1.5%
   DBS Group Holdings Ltd. ................               Commercial Banks                    662,000            5,730,083
                                                                                                              -------------
   SOUTH KOREA 7.0%
   Bank of Pusan ..........................               Commercial Banks                    351,400            1,967,132
   Daegu Bank Co. Ltd. ....................               Commercial Banks                    391,500            1,895,892
a  Hana Bank ..............................               Commercial Banks                     66,540            1,228,602
   Kookmin Bank ...........................               Commercial Banks                    100,070            3,750,000
   Korea Electric Power Corp. .............              Electric Utilities                   106,000            1,903,819
   Korea Electric Power Corp., ADR ........              Electric Utilities                   379,770            3,945,810
   KT Corp., ADR ..........................    Diversified Telecommunication Services         165,185            3,150,078
   Samsung Electro-Mechanics Co. ..........      Electronic Equipment & Instruments           139,865            4,630,864
   Samsung Electronics Co. Ltd. ...........   Semiconductors & Semiconductor Equipment         12,130            4,591,381
                                                                                                              -------------
                                                                                                                27,063,578
                                                                                                              -------------
   SPAIN 3.8%
a  Antena 3 Television ....................                     Media                             845               37,241
   Iberdrola SA, Br. ......................              Electric Utilities                   180,936            3,576,270
   Repsol YPF SA ..........................                   Oil & Gas                       333,120            6,496,008
   Telefonica SA ..........................    Diversified Telecommunication Services         249,976            3,670,182
   Telefonica SA, ADR .....................    Diversified Telecommunication Services          25,183            1,112,837
                                                                                                              -------------
                                                                                                                14,892,538
                                                                                                              -------------
   SWEDEN 2.1%
   Atlas Copco AB, A ......................                   Machinery                        89,400            3,199,380
   Nordea AB ..............................               Commercial Banks                    400,900            3,008,714
   Securitas AB, B ........................        Commercial Services & Supplies             140,800            1,898,128
                                                                                                              -------------
                                                                                                                 8,106,222
                                                                                                              -------------
   SWITZERLAND 3.2%
   Nestle SA ..............................                 Food Products                       8,740            2,183,675
   Swiss Reinsurance Co. ..................                   Insurance                        82,260            5,553,839
   UBS AG .................................                Capital Markets                     69,000            4,725,530
                                                                                                              -------------
                                                                                                                12,463,044
                                                                                                              -------------
   TAIWAN .4%
   Chunghwa Telecom Co. Ltd., ADR .........    Diversified Telecommunication Services         112,100            1,625,450
                                                                                                              -------------
   THAILAND 1.2%
   Krung Thai Bank Public Co.Ltd., 144A ...               Commercial Banks                 15,000,000            4,656,445
                                                                                                              -------------
   UNITED KINGDOM 9.9%
   Abbey National PLC .....................               Commercial Banks                    439,100            4,173,969
   BAE Systems PLC ........................              Aerospace & Defense                1,872,337            5,639,367
   BP PLC .................................                   Oil & Gas                       383,840            3,112,718
a  British Airways PLC ....................                   Airlines                        417,800            1,738,932
   Cable & Wireless PLC ...................    Diversified Telecommunication Services         705,230            1,685,401
   Cadbury Schweppes PLC ..................                 Food Products                     225,600            1,656,834



16 | Annual Report

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Marks & Spencer Group PLC ..............               Multiline Retail                    329,457         $  1,704,464
   National Grid Transco PLC ..............      Multi-Utilities & Unregulated Power          289,400            2,073,582
   Shell Transport & Trading Co. PLC ......                   Oil & Gas                       585,644            4,356,082
a  Shire Pharmaceuticals Group PLC ........                Pharmaceuticals                    511,978            4,972,129
   Smiths Group PLC .......................           Industrial Conglomerates                219,270            2,594,609
   Unilever PLC ...........................                 Food Products                     504,367            4,701,834
                                                                                                              -------------
                                                                                                                38,409,921
                                                                                                              -------------
   UNITED STATES 19.9%
   Abbott Laboratories ....................                Pharmaceuticals                    137,640            6,414,024
a  Agere Systems Inc., A ..................   Semiconductors & Semiconductor Equipment        523,990            1,598,169
   American International Group Inc. ......                   Insurance                        31,152            2,064,755
   AmerisourceBergen Corp. ................       Health Care Providers & Services             62,300            3,498,145
   AON Corp. ..............................                   Insurance                       152,920            3,660,905
a  AT&T Wireless Services Inc. ............      Wireless Telecommunication Services          374,100            2,989,059
a  BMC Software Inc. ......................                   Software                        236,790            4,416,133
   Boise Cascade Corp. ....................               Specialty Retail                    127,100            4,176,506
   Bristol-Myers Squibb Co. ...............                Pharmaceuticals                    146,600            4,192,760
a  Cadence Design Systems Inc. ............                   Software                        133,000            2,391,340
   CIGNA Corp. ............................       Health Care Providers & Services             31,500            1,811,250
   Electronic Data Systems Corp. ..........                  IT Services                       61,000            1,496,940
a  Gartner Inc., B ........................                  IT Services                      236,509            2,573,218
   Invitrogen Corp. .......................                 Biotechnology                      46,680            3,267,600
a  King Pharmaceuticals Inc. ..............                Pharmaceuticals                     75,000            1,144,500
   Kraft Foods Inc., A ....................                 Food Products                     103,000            3,318,660
a  Kroger Co. .............................           Food & Staples Retailing                197,800            3,661,278
   Monsanto Co. ...........................                   Chemicals                        14,072              404,992
   Pfizer Inc. ............................                Pharmaceuticals                    115,484            4,080,050
   Raytheon Co. ...........................              Aerospace & Defense                  160,920            4,834,037
   SBC Communications Inc. ................    Diversified Telecommunication Services         217,490            5,669,964
   Target Corp. ...........................               Multiline Retail                     54,900            2,108,160
a  Time Warner Inc. .......................                     Media                         218,300            3,927,217
a  Toys R Us Inc. .........................               Specialty Retail                    166,700            2,107,088
a  VeriSign Inc. ..........................         Internet Software & Services               83,680            1,363,984
                                                                                                              -------------
                                                                                                                77,170,734
                                                                                                              -------------
  TOTAL COMMON STOCKS
    (COST $334,887,950)....................                                                                    381,859,776
                                                                                                              -------------

                                                              Annual Report | 17

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (COST $89,885) .1%
   FRANCE .1%
   AXA, cvt., zero cpn., 12/21/04 .........                   Insurance                         6,018 EUR     $    121,377
                                                                                                              -------------
   REPURCHASE AGREEMENTS (COST $3,962,000) 1.0%
   UNITED STATES 1.0%
b  Dresdner Bank AG, .85%, 1/02/04 (Maturity
    Value $3,962,187)
   Collateralized by U.S. Treasury Bills,
    Notes and Bonds, and U.S. Government
    Agency Securities .....................               Commercial Banks                  3,962,000            3,962,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $338,939,835) 99.5%                                                                  385,943,153
  OTHER ASSETS, LESS LIABILITIES .5%........                                                                     2,056,790
                                                                                                              -------------
  NET ASSETS 100.0%.........................                                                                  $387,999,943
                                                                                                              -------------
CURRENCY ABBREVIATIONS: | EUR - Euro



a  Non-income producing.
b  See Note 1b regarding repurchase agreement(s).


18 | See notes to financial statements. | Annual Report

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003



Assets:
 Investments in securities:
  Cost ............................................................................................  $338,939,835
                                                                                                     -------------
  Value ...........................................................................................   385,943,153
Cash ..............................................................................................        34,468
Receivables:
  Investment securities sold ......................................................................     5,329,886
  Capital shares sold .............................................................................       132,320
  Dividends and interest ..........................................................................       591,510
                                                                                                     -------------
      Total assets ................................................................................   392,031,337
                                                                                                     -------------
Liabilities:
 Payables:
  Investment securities purchased .................................................................     2,534,171
  Capital shares redeemed .........................................................................       530,173
  Affiliates ......................................................................................       542,059
 Deferred tax liability (Note 1g) .................................................................       338,699
 Other liabilities ................................................................................        86,292
                                                                                                     -------------
      Total liabilities ...........................................................................     4,031,394
                                                                                                     -------------
        Net assets, at value ......................................................................  $387,999,943
                                                                                                     -------------
 Net assets consist of:
  Undistributed net investment income .............................................................  $    428,906
  Net unrealized appreciation (depreciation) ......................................................    46,731,810
  Accumulated net realized gain (loss) ............................................................   (13,985,861)
  Capital shares ..................................................................................   354,825,088
                                                                                                     -------------
        Net assets, at value ......................................................................  $387,999,943
                                                                                                     -------------
CLASS A:
 Net asset value per share ($369,776,040 / 26,778,979 shares outstanding) a .......................        $13.81
                                                                                                     -------------
 Maximum offering price per share ($13.81 / 94.25%) ...............................................         14.65
                                                                                                     -------------
CLASS B:
 Net asset value and maximum offering price per share ($1,215,295 / 88,598 shares outstanding) a ..        $13.72
                                                                                                     -------------
CLASS C:
 Net asset value per share ($17,008,608 / 1,244,753 shares outstanding) a .........................        $13.66
                                                                                                     -------------
 Maximum offering price per share ($13.66 / 99.00%) ...............................................         13.80
                                                                                                     -------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 19

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2003



Investment income:
 (net of foreign taxes of $894,167)
 Dividends .......................................................................  $  8,091,514
 Interest ........................................................................       139,726
                                                                                    -------------
      Total investment income ....................................................     8,231,240
                                                                                    -------------
Expenses:
 Management fees (Note 3) ........................................................     2,661,107
 Administrative fees (Note 3) ....................................................       479,061
 Distribution fees (Note 3)
  Class A ........................................................................       793,441
  Class B ........................................................................         9,591
  Class C ........................................................................       143,117
 Transfer agent fees (Note 3) ....................................................       668,200
 Custodian fees ..................................................................        91,300
 Reports to shareholders .........................................................        53,800
 Registration and filing fees ....................................................        39,400
 Professional fees ...............................................................        35,800
 Trustees' fees and expenses .....................................................       123,000
 Other ...........................................................................        11,900
                                                                                    -------------
      Total expenses .............................................................     5,109,717
                                                                                    -------------
        Net investment income ....................................................     3,121,523
                                                                                    -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ....................................................................    (4,491,662)
  Foreign currency transactions ..................................................      (192,631)
                                                                                    -------------
        Net realized gain (loss) .................................................    (4,684,293)
                                                                                    -------------
 Net unrealized appreciation (depreciation) on:
  Investments ....................................................................   109,440,441
  Translation of assets and liabilities denominated in foreign currencies ........        16,251
  Deferred taxes (Note 1g) .......................................................      (338,699)
                                                                                    -------------
        Net unrealized appreciation (depreciation) ...............................   109,117,993
                                                                                    -------------
Net realized and unrealized gain (loss) ..........................................   104,433,700
                                                                                    -------------
Net increase (decrease) in net assets resulting from operations ..................  $107,555,223
                                                                                    -------------




20 |  See notes to financial statements.  |  Annual Report

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 2003 and 2002
                                                                                             ------------------------------
                                                                                                  2003             2002
                                                                                             ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................   $  3,121,523     $  3,548,109
  Net realized gain (loss) from investments and foreign currency transactions ............     (4,684,293)       1,864,321
  Net unrealized appreciation (depreciation) on investments, translation
    of assets and liabilities denominated in foreign currencies, and deferred taxes ......    109,117,993     (100,421,823)
                                                                                             ------------------------------
      Net increase (decrease) in net assets resulting from operations ....................    107,555,223      (95,009,393)
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................................     (3,207,347)      (3,442,449)
   Class B ...............................................................................         (3,325)          (2,547)
   Class C ...............................................................................        (43,295)          (4,402)
                                                                                             ------------------------------
 Total distributions to shareholders .....................................................     (3,253,967)      (3,449,398)
 Capital share transactions (Note 2):
  Class A ................................................................................    (34,670,540)     (39,107,400)
  Class B ................................................................................          1,722          171,453
  Class C ................................................................................     (1,566,127)      (1,597,828)
                                                                                             ------------------------------
 Total capital share transactions ........................................................    (36,234,945)     (40,533,775)
 Redemption fees (Note 1i) ...............................................................            999           13,549
                                                                                             ------------------------------
   Net increase (decrease) in net assets .................................................     68,067,310     (138,979,017)
Net assets:
 Beginning of year .......................................................................    319,932,633      458,911,650
                                                                                             ------------------------------
 End of year .............................................................................   $387,999,943     $319,932,633
                                                                                             ------------------------------
Undistributed net investment income included in net assets:
 End of year .............................................................................   $    428,906     $    753,981
                                                                                             ------------------------------




                         Annual Report | See notes to financial statements. | 21

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2003, the repurchase agreement held by the Fund had been entered into on that date.

C. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.





22 |  Annual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                                                              Annual Report | 23

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. REDEMPTION FEES

Redemption of Fund shares held 90 days or less (30 days or less effective January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At December 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   -------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                               2003                                 2002
                                   -------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                   -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................   2,834,825      $ 32,118,867          6,038,248      $  68,552,713
 Shares issued on reinvestment
 of distributions ...............     223,086         2,623,297            261,464          2,796,352
 Shares redeemed ................  (6,160,239)      (69,412,704)        (9,637,152)      (110,456,465)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........  (3,102,328)     $(34,670,540)        (3,337,440)     $ (39,107,400)
                                   -------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ....................      15,804      $    182,516             37,061      $     434,117
 Shares issued on reinvestment
 of distributions ...............         294             2,897                185              2,193
 Shares redeemed ................     (16,460)         (183,691)           (23,542)          (264,857)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........        (362)     $      1,722             13,704      $     171,453
                                   -------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ....................     198,346      $  2,221,424            160,958      $   1,908,344
 Shares issued on reinvestment
 of distributions ...............       4,272            39,808                399              4,043
 Shares redeemed ................    (354,298)       (3,827,359)          (308,098)        (3,510,215)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........    (151,680)     $ (1,566,127)          (146,741)     $  (1,597,828)
                                   -------------------------------------------------------------------


24 |  Annual Report

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------------
        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 2003, Distributors advised the Fund that unreimbursed costs were $3,229,116. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the year of $20,849 and $1,418, respectively.

The Fund paid transfer agent fees of $668,200, of which $469,106 was paid to Investor Services.


4. INCOME TAXES

At December 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ...........................  $339,758,794
                                                 -------------
Unrealized appreciation .......................    83,347,143
Unrealized depreciation .......................   (37,162,784)
                                                 -------------
Net unrealized appreciation (depreciation) ....  $ 46,184,359
                                                 -------------
Distributable earnings - ordinary income ......  $    477,688
                                                 -------------


The tax character of distributions paid during the years ended December 31, 2003 and 2002, was as follows:

                                           ------------------------
                                               2003        2002
                                           ------------------------
Distributions paid from:
 Ordinary income .......................   $3,253,967    $3,449,398
                                           ------------------------


                                                              Annual Report | 25

Templeton Global Opportunities Trust

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statements and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statements and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At December 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2009 .............................   $ 7,090,934
  2010 .............................     1,584,306
  2011 .............................     4,491,662
                                       -----------
                                       $13,166,902
                                       -----------



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the 12 months ended December 31, 2003 aggregated $68,458,245 and $83,683,765, respectively.


6. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.


26 |  Annual Report

Templeton Global Opportunities Trust

6. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.



                                                              Annual Report | 27

Templeton Global Opportunities Trust

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Templeton Global Opportunities Trust In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
January 30, 2004, except for Note 6, as to which the date is February 12, 2004.



28 |  Annual Report

Templeton Global Opportunities Trust

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 32.43% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2003.

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to maximum of $8,037,532 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At December 31, 2003, more than 50% of the Templeton Global Opportunities Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on December 11, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provides a detailed analysis, by country, of Foreign Tax Paid, Foreign Source Income, Foreign Qualified Dividends and Adjusted Foreign Source Income as designated by the Fund, to Class A, Class B, and Class C shareholders of record. As a service to individual shareholders filing Form 1116, "Adjusted Foreign Source Income per Share" in column 4 below reports foreign source income with the required adjustments to foreign source qualified dividends. This information is provided to simplify your reporting of foreign source income for line 1 of Form 1116.

----------------------------------------------------------------------------------------
                                                CLASS A
                                                                             ADJUSTED
                           FOREIGN TAX     FOREIGN          FOREIGN            FOREIGN
                               PAID    SOURCE INCOME QUALIFIED DIVIDENDS   SOURCE INCOME
     COUNTRY                PER SHARE     PER SHARE        PER SHARE          PER SHARE
----------------------------------------------------------------------------------------
     Australia ...........    0.0002        0.0057           0.0057             0.0024
     Bermuda .............    0.0000        0.0038           0.0038             0.0016
     Canada ..............    0.0002        0.0007           0.0007             0.0003
     China ...............    0.0000        0.0052           0.0044             0.0027
     Finland .............    0.0007        0.0025           0.0025             0.0011
     France ..............    0.0029        0.0110           0.0110             0.0047
     Germany .............    0.0050        0.0204           0.0204             0.0087
     Hong Kong ...........    0.0000        0.0082           0.0000             0.0082
     India ...............    0.0000        0.0005           0.0005             0.0002
     Italy ...............    0.0026        0.0105           0.0089             0.0054
     Japan ...............    0.0010        0.0055           0.0055             0.0024
     Mexico ..............    0.0000        0.0053           0.0053             0.0023
     Netherlands .........    0.0036        0.0126           0.0126             0.0054
     New Zealand .........    0.0021        0.0076           0.0076             0.0033
     Singapore ...........    0.0009        0.0021           0.0000             0.0021
     South Korea .........    0.0018        0.0058           0.0012             0.0051
     Spain ...............    0.0023        0.0097           0.0075             0.0054
     Sweden ..............    0.0009        0.0031           0.0031             0.0013
     Switzerland .........    0.0027        0.0039           0.0039             0.0017
     United Kingdom ......    0.0047        0.0249           0.0244             0.0110
                             -----------------------------------------------------------
     TOTAL ...............   $0.0316       $0.1490          $0.1290            $0.0753
                             -----------------------------------------------------------


                                                              Annual Report | 29

Templeton Global Opportunities Trust

----------------------------------------------------------------------------------------
                                                CLASS B
                                                                             ADJUSTED
                           FOREIGN TAX     FOREIGN          FOREIGN           FOREIGN
                               PAID    SOURCE INCOME QUALIFIED DIVIDENDS   SOURCE INCOME
     COUNTRY                PER SHARE     PER SHARE        PER SHARE         PER SHARE
----------------------------------------------------------------------------------------
    Australia ............     0.0002       0.0031           0.0031            0.0013
    Bermuda ..............     0.0000       0.0021           0.0021            0.0009
    Canada ...............     0.0002       0.0004           0.0004            0.0002
    China ................     0.0000       0.0028           0.0024            0.0014
    Finland ..............     0.0007       0.0013           0.0013            0.0006
    France ...............     0.0029       0.0059           0.0059            0.0025
    Germany ..............     0.0050       0.0111           0.0111            0.0048
    Hong Kong ............     0.0000       0.0044           0.0000            0.0044
    India ................     0.0000       0.0002           0.0002            0.0001
    Italy ................     0.0026       0.0057           0.0048            0.0030
    Japan ................     0.0010       0.0030           0.0030            0.0013
    Mexico ...............     0.0000       0.0028           0.0028            0.0012
    Netherlands ..........     0.0036       0.0068           0.0068            0.0029
    New Zealand ..........     0.0021       0.0041           0.0041            0.0018
    Singapore ............     0.0009       0.0011           0.0000            0.0011
    South Korea ..........     0.0018       0.0032           0.0007            0.0028
    Spain ................     0.0023       0.0053           0.0041            0.0030
    Sweden ...............     0.0009       0.0017           0.0017            0.0007
    Switzerland ..........     0.0027       0.0021           0.0021            0.0009
    United Kingdom .......     0.0047       0.0136           0.0133            0.0060
                             -----------------------------------------------------------
    TOTAL ................    $0.0316      $0.0807          $0.0699           $0.0409
                             -----------------------------------------------------------

----------------------------------------------------------------------------------------
                                                CLASS C
                                                                             ADJUSTED
                           FOREIGN TAX     FOREIGN          FOREIGN           FOREIGN
                               PAID    SOURCE INCOME QUALIFIED DIVIDENDS   SOURCE INCOME
     COUNTRY                PER SHARE     PER SHARE        PER SHARE         PER SHARE
----------------------------------------------------------------------------------------
     Australia ...........     0.0002        0.0029          0.0029            0.0012
     Bermuda .............     0.0000        0.0019          0.0019            0.0008
     Canada ..............     0.0002        0.0003          0.0003            0.0001
     China ...............     0.0000        0.0026          0.0022            0.0013
     Finland .............     0.0007        0.0012          0.0012            0.0005
     France ..............     0.0029        0.0056          0.0056            0.0024
     Germany .............     0.0050        0.0103          0.0103            0.0044
     Hong Kong ...........     0.0000        0.0042          0.0000            0.0042
     India ...............     0.0000        0.0002          0.0002            0.0001
     Italy ...............     0.0026        0.0053          0.0045            0.0027
     Japan ...............     0.0010        0.0028          0.0028            0.0012
     Mexico ..............     0.0000        0.0027          0.0027            0.0012
     Netherlands .........     0.0036        0.0064          0.0064            0.0027
     New Zealand .........     0.0021        0.0038          0.0038            0.0016
     Singapore ...........     0.0009        0.0011          0.0000            0.0011
     South Korea .........     0.0018        0.0029          0.0006            0.0026
     Spain ...............     0.0023        0.0049          0.0038            0.0027
     Sweden ..............     0.0009        0.0016          0.0016            0.0007
     Switzerland .........     0.0027        0.0020          0.0020            0.0009
     United Kingdom ......     0.0047        0.0126          0.0123            0.0056
                             -----------------------------------------------------------
     TOTAL ...............    $0.0316       $0.0753         $0.0651           $0.0380
                             -----------------------------------------------------------


30 |  Annual Report

Templeton Global Opportunities Trust

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the fund's distribution to which the foreign taxes relate).

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates. Generally, this is the foreign source income to be reported by certain trusts and corporate shareholders.

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the fund. If you are an individual shareholder who does not meet the qualified dividend holding period requirements, you may find this information helpful to calculate the foreign source income adjustment needed to complete line 1 of Form 1116.

Adjusted Foreign Source Income per Share (Column 4) is the adjusted amount per share of foreign source income the fund paid to you. These amounts reflect the Foreign Source Income reported in column 2 adjusted for the tax rate differential on foreign source qualified dividends that may be required for certain individual shareholders pursuant to Internal Revenue Code 904(b)(2)(B). If you are an individual shareholder who meets the qualified dividend holding period requirements, generally, these Adjusted Foreign Source Income amounts may be reported directly on line 1 of Form 1116 without additional adjustment.

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. The Foreign Source Income reported on Form 1099-DIV has been reduced to take into account the tax rate differential on foreign source qualified dividend income pursuant to Internal Revenue Code 904(b)(2)(B). Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.





                                                              Annual Report | 31

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1992        142                             Director, Bar-S Foods (meat packing
 500 East Broward Blvd.                                                                         company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS (59)        Trustee        Since 1989        20                              None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co. Ltd.; Director and
 President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); and
 director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
 (1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Trustee        Since 1992        143                             None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (51)         Trustee        Since 1996        96                              Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                         (exploration and refining of oil
 Suite 2100                                                                                     and gas); Beverly Enterprises,
 Fort Lauderdale, FL 33394-3091                                                                 Inc. (health care); H.J. Heinz
                                                                                                Company (processed foods and
                                                                                                allied products); RTI
                                                                                                International Metals, Inc.
                                                                                                (manufacture and distribution of
                                                                                                titanium); and Canadian National
                                                                                                Railway (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
 the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


32 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 BETTY P. KRAHMER (74)         Trustee        Since 1995        21                              None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1993        142                             Director, White Mountains
 500 East Broward Blvd.                                                                         Insurance Group, Ltd. (holding
 Suite 2100                                                                                     company); Martek Biosciences
 Fort Lauderdale, FL 33394-3091                                                                 Corporation; MedImmune, Inc.
                                                                                                (biotechnology); and Overstock.com
                                                                                                (Internet services); and FORMERLY,
                                                                                                Director, MCI Communication
                                                                                                Corporation (subsequently known as
                                                                                                MCI WorldCom, Inc. and WorldCom,
                                                                                                Inc.) (communications services)
                                                                                                (1988-2002) and Spacehab, Inc.
                                                                                                (aerospace services) (1994-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (74)         Trustee        Since 1992        28                              None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY,
 Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and
 Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK A. OLSON (71)           Trustee        Since 2003        20                              Director, Becton, Dickinson and Co.
 500 East Broward Blvd.                                                                         (medical technology); White
 Suite 2100                                                                                     Mountains Insurance Group Ltd.
 Fort Lauderdale, FL 33394-3091                                                                 (holding company); and Amerada Hess
                                                                                                Corporation (exploration and
                                                                                                refining of oil and gas).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY,
 Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 CONSTANTINE D. TSERETOPOULOS  Trustee        Since 1989        20                              None
 (49)
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
 University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **NICHOLAS F. BRADY (73)      Trustee        Since 1993        21                              Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                         (exploration and refining of oil and
 Suite 2100                                                                                     gas); and C2, Inc. (operating and
 Fort Lauderdale, FL 33394-3091                                                                 investment business); and FORMERLY,
                                                                                                Director, H.J. Heinz Company
                                                                                                (processed foods and allied products
                                                                                                (1987-1988; 1993-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology Ventures Group, LLC
 (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton Investment Fund; and
 FORMERLY, Chairman, Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S.
 Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee, Vice  Trustee and       142                             None
 One Franklin Parkway          President and  Chairman of the
 San Mateo, CA 94403-1906      Chairman of    Board since
                               the Board      1995 and Vice
                                              President since
                                              1992

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
 Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


34 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Trustee and    Trustee since     125                             None
 One Franklin Parkway          Vice President 1993 and Vice
 San Mateo, CA 94403-1906                     President since
                                              1996

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)          Vice President Since 1996        Not Applicable                  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
 Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JEFFREY A. EVERETT (39)       Vice President Since 2001        Not Applicable                  None
 PO Box N-7759
 Lyford Cay, Nassau, Bahamas

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       President and  President since   Not Applicable                  None
 One Franklin Parkway          Chief          1993 and Chief
 San Mateo, CA 94403-1906      Executive      Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
 Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
 Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
 Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 35

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002        Not Applicable                  None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer -
                               Finance and
                               Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President Since 2000        Not Applicable                  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one subsidiary of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
 and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)         Vice President Vice President    Not Applicable                  None
 One Franklin Parkway          and Secretary  since 2000
 San Mateo, CA 94403-1906                     and Secretary
                                              since 1996

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
 Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory
 Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor
 Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC,
 and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc.
 and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of
 Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and
 Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
 Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (63)              Vice President Since 1994        Not Applicable                  None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
 President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of
 35 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone
 Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------



36 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President Since 2002        Not Applicable                  Director, FTI Banque, Arch
 600 Fifth Avenue              - AML                                                            Chemicals, Inc. and Lingnan
 Rockefeller Center            Compliance                                                       Foundation.
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (40)  Treasurer      Treasurer         Not Applicable                  None
 One Franklin Parkway          and Chief      and Chief
 San Mateo, CA 94403-1906      Financial      Financial
                               Officer        Officer
                                              since 2003


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President Since 2000        Not Applicable                  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
 and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources, and Templeton Global Advisors Limited. On October 1, 2003, Resources acquired all of the shares of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion of the limited partner interests not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady, formerly a shareholder of Darby Investments and a partner of Darby Partners, will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1992 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999; IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                              Annual Report | 37

Templeton Global Opportunities Trust

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

38 |  Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


11/03    Not part of the annual report

           [LOGO]
FRANKLIN[R] TEMPLETON[R]     One Franklin Parkway
       INVESTMENTS           San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON
GLOBAL OPPORTUNITIES TRUST


AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Opportunities Trust prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



415 A2003 02/04

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $32,626 for the fiscal year ended December 31, 2003 and $29,595 for the fiscal year ended December 31, 2002.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $1,233 for the fiscal year ended December 31, 2003 and $1,154 for the fiscal year ended December 31, 2002. The services for which these fees were paid included payments for internal control examination pursuant to the Statement of Auditing Standards No. 70 and other attestation services.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $316,594 for the fiscal year ended December 31, 2003 and $315,985 for the fiscal year ended December 31, 2002. The services for which these fees were paid included payments for internal control examination pursuant to the Statement of Auditing Standards No. 70 and other attestation services.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The Fund's audit committee is directly responsible for approving the services to be provided by the auditors, including:

          (i) pre-approval of all audit and audit related services;

          (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

          (iii) pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

          (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $317,827 for the fiscal year ended December 31, 2003 and $317,139 for the fiscal year ended December 31, 2002.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  N/A


ITEM 10. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: February 23, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: February 23, 2004


By /s/KIMBERLEY H. MONASTERIO
  ------------------------------
   Kimberley H. Monasterio
   Chief Financial Officer
Date: February 23, 2004